Breakdown of investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Equity in net income (loss)	R$ 421,504	R$ 444,858	R$ 1,201,082
Cielo S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	30.06%	30.06%	30.06%
Proportion of voting rights held in associate	30.06%	30.06%	30.06%
Investment book value	R$ 3,683,242	R$ 3,885,336	R$ 4,012,423
Equity in net income (loss)	(171,694)	(157,556)	475,194
Associates and joint ventures current assets	86,348,802	75,507,836	80,584,265
Associates and joint ventures non - current assets	13,891,012	16,299,562	13,924,371
Associates and joint ventures current liabilities	74,177,771	66,942,947	74,467,296
Associates and joint ventures non - current liabilities	12,868,440	10,806,367	8,648,722
Revenue	11,685,440	11,186,013	5,300,681
Associates and joint ventures net income (loss) for the year	R$ (317,039)	R$ (347,338)	R$ 1,583,827
Fleury S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	29.98%	22.47%	16.28%
Proportion of voting rights held in associate	29.98%	22.47%	16.28%
Investment book value	R$ 1,760,606	R$ 1,206,372	R$ 703,401
Equity in net income (loss)	93,541	42,158	37,312
Associates and joint ventures current assets	1,731,373	1,990,891	990,578
Associates and joint ventures non - current assets	4,232,675	3,632,868	3,707,962
Associates and joint ventures current liabilities	1,174,881	1,201,313	685,626
Associates and joint ventures non - current liabilities	2,899,527	2,622,634	2,210,530
Revenue	3,752,864	2,930,975	3,047,851
Associates and joint ventures net income (loss) for the year	R$ 233,979	R$ 220,692	R$ 327,279
Haitong Banco De Investimento Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	20.00%	20.00%	20.00%
Proportion of voting rights held in associate	20.00%	20.00%	20.00%
Investment book value	R$ 110,564	R$ 106,085	R$ 104,420
Equity in net income (loss)	8,728	4,384	3,824
Associates and joint ventures current assets	3,191,545	5,492,157	2,769,583
Associates and joint ventures non - current assets	1,155,424	1,410,680	1,501,644
Associates and joint ventures current liabilities	2,429,956	4,265,660	3,018,405
Associates and joint ventures non - current liabilities	1,917,013	2,107,953	732,665
Revenue	536,972	1,070,232	3,933,691
Associates and joint ventures net income (loss) for the year	R$ 45,270	R$ 20,221	R$ 16,642
Tecnologia Bancaria S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	24.55%	24.32%	24.32%
Proportion of voting rights held in associate	24.55%	24.32%	24.32%
Investment book value	R$ 219,491	R$ 166,044	R$ 130,759
Equity in net income (loss)	53,446	35,285	15,327
Associates and joint ventures current assets	914,853	685,459	561,182
Associates and joint ventures non - current assets	1,977,956	1,796,631	1,646,932
Associates and joint ventures current liabilities	866,662	716,566	448,857
Associates and joint ventures non - current liabilities	1,132,175	1,089,234	1,256,342
Revenue	2,482,624	2,680,429	2,478,999
Associates and joint ventures net income (loss) for the year	R$ 165,056	R$ 130,596	R$ 44,698
Swiss Re Corporate Solutions Brasil [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	40.00%	40.00%	40.00%
Proportion of voting rights held in associate	40.00%	40.00%	40.00%
Investment book value	R$ 313,658	R$ 332,244	R$ 345,825
Equity in net income (loss)	(633)	(2,651)	9,056
Associates and joint ventures current assets	2,504,889	2,499,009	2,206,395
Associates and joint ventures non - current assets	1,621,205	1,446,089	1,487,009
Associates and joint ventures current liabilities	3,029,473	2,809,293	2,522,673
Associates and joint ventures non - current liabilities	311,473	305,194	317,259
Revenue	1,374,391	991,491	1,167,924
Associates and joint ventures net income (loss) for the year	R$ (1,582)	R$ (6,627)	R$ 22,641
Gestora De Inteligencia De Credito S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	21.02%	20.00%	20.00%
Proportion of voting rights held in associate	21.02%	20.00%	20.00%
Investment book value	R$ 23,653	R$ 28,680	R$ 47,744
Equity in net income (loss)	(15,254)	(19,064)	(11,354)
Associates and joint ventures current assets	93,479	199,844	202,904
Associates and joint ventures non - current assets	1,079,405	1,063,455	323,845
Associates and joint ventures current liabilities	161,048	138,933	38,512
Associates and joint ventures non - current liabilities	942,313
Revenue	168,977	40,598	17
Associates and joint ventures net income (loss) for the year	(73,876)	(95,260)	(73,143)
Companies Other [Member]
IfrsStatementLineItems [Line Items]
Investment book value	25,205	96,001	54,021
Equity in net income (loss)	26,956	52,811	98,959
Total Investments In Associates [Member]
IfrsStatementLineItems [Line Items]
Investment book value	6,136,419	5,951,403	6,246,966
Equity in net income (loss)	(4,910)	6,625	874,938
Associates and joint ventures current assets	94,784,941	86,582,827	98,461,811
Associates and joint ventures non - current assets	23,957,677	25,785,392	28,817,685
Associates and joint ventures current liabilities	81,839,791	76,100,163	92,430,151
Associates and joint ventures non - current liabilities	20,070,941	17,918,461	14,752,580
Revenue	20,001,268	19,053,963	23,959,747
Associates and joint ventures net income (loss) for the year	R$ 51,808	R$ (82,964)	R$ 3,441,302
Elo Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	50.01%	50.01%	50.01%
Proportion of voting rights held in associate	50.01%	50.01%	50.01%
Investment book value	R$ 1,421,146	R$ 1,435,437	R$ 1,338,973
Equity in net income (loss)	426,414	434,313	314,644
Associates and joint ventures current assets	734,729	892,035	1,385,306
Associates and joint ventures non - current assets	2,729,981	2,704,326	1,835,595
Associates and joint ventures current liabilities	313,385	262,501	199,891
Associates and joint ventures non - current liabilities	211,267	151,629	29,192
Revenue	30,522	18,223	38,605
Associates and joint ventures net income (loss) for the year	854,205	864,391	627,367
Total Investments In Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investment book value	1,421,146	1,435,437	1,388,646
Equity in net income (loss)	426,414	438,233	326,144
Associates and joint ventures current assets	734,729	892,035	1,836,550
Associates and joint ventures non - current assets	2,729,981	2,704,326	1,841,756
Associates and joint ventures current liabilities	313,385	262,501	558,040
Associates and joint ventures non - current liabilities	211,267	151,629	29,192
Revenue	30,522	18,223	174,501
Associates and joint ventures net income (loss) for the year	854,205	864,391	650,909
Total Investments [Member]
IfrsStatementLineItems [Line Items]
Investment book value	7,557,565	7,386,840	(1)
Equity in net income (loss)	421,504	444,858	1,201,082
Associates and joint ventures current assets	95,519,670	87,474,862	100,298,361
Associates and joint ventures non - current assets	26,687,658	28,489,718	30,659,441
Associates and joint ventures current liabilities	82,153,176	76,362,664	92,988,191
Associates and joint ventures non - current liabilities	20,282,208	18,070,090	14,781,772
Revenue	20,031,790	19,072,186	24,134,248
Associates and joint ventures net income (loss) for the year	906,013	R$ 781,427	R$ 4,092,211
I R B Brasil Resseguros S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate		0.00%	15.23%
Proportion of voting rights held in associate		0.00%	15.23%
Investment book value			R$ 668,833
Equity in net income (loss)		R$ 53,454	225,137
Associates and joint ventures current assets			10,900,366
Associates and joint ventures non - current assets			6,029,558
Associates and joint ventures current liabilities			11,222,870
Associates and joint ventures non - current liabilities			1,334,052
Revenue			7,842,177
Associates and joint ventures net income (loss) for the year			R$ 1,472,003
Cia Brasileira De Gestao E Servicos S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate		41.85%	41.85%
Proportion of voting rights held in associate		41.85%	41.85%
Investment book value	R$ 130,641	R$ 135,005
Equity in net income (loss)		(2,196)	R$ 9,328
Associates and joint ventures current assets		207,631	245,624
Associates and joint ventures non - current assets		136,107	106,351
Associates and joint ventures current liabilities		25,451	25,873
Associates and joint ventures non - current liabilities		6,112	3,491
Revenue		154,225	188,407
Associates and joint ventures net income (loss) for the year		(5,248)	22,550
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Consolidated Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Associates and joint ventures non - current liabilities		R$ 980,967	R$ 249,519
Crediare S A Credito Financiamento E Investimento [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate		0.00%	50.00%
Proportion of voting rights held in associate		0.00%	50.00%
Investment book value			R$ 49,673
Equity in net income (loss)		R$ 3,920	11,482
Associates and joint ventures current assets			448,568
Associates and joint ventures non - current assets			4,738
Associates and joint ventures current liabilities			353,962
Revenue			135,746
Associates and joint ventures net income (loss) for the year			R$ 23,498
M P O Processadora De Pagamentos Moveis S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate		0.00%	100.00%
Proportion of voting rights held in associate		0.00%	100.00%
Equity in net income (loss)			R$ 18
Associates and joint ventures current assets			2,676
Associates and joint ventures non - current assets			1,423
Associates and joint ventures current liabilities			4,187
Revenue			150
Associates and joint ventures net income (loss) for the year			R$ 44
Aquarius Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate			49.00%
Proportion of voting rights held in associate			49.00%
Investment book value			R$ 44,535
Equity in net income (loss)			12,155
Associates and joint ventures current assets			914
Associates and joint ventures non - current assets			90,013
Associates and joint ventures current liabilities			39
Associates and joint ventures net income (loss) for the year			R$ 24,805
N C R Brasil Industria De Equipamentos Para Automacao S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate			0.00%
Proportion of voting rights held in associate			0.00%